SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Effect of Share-based Compensation Statements of Operations
The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2016	2017	2018
Research and development expenses	$541	$1,932	$2,708
General and administrative expenses	411	2,042	$1,946
	$952	$3,974	$4,654

Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The fair value of options granted to employees and directors in 2016, 2017 and 2018 were $986, $9,841 and $878, respectively. The underlying data used for computing the fair value of the options are as follows:

	2016	2017	2018
Value of one ordinary share	$11.99	$20.47-$24.37	$6.24-$10.40
Dividend yield	0%	0%	0%
Expected volatility	68.46%-79.1%	72.91%-78.71%	70.43%-73.35%
Risk-free interest rate	0.95%-1.34%	1.57%-2.23%	2.67%-2.83%
Expected term	5-6.71 years	5-7 years	5.50-7 years

Schedule of Stock Option Activity
The following table summarizes the number of options granted to employees under the Plan for the years ended December 31, 2016, 2017 and 2018, and related information:

	Year ended December 31
	2016			2017			2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	312,194	$1.59	9.25	402,955	$1.59	8.55	849,780	$3.45	8.63
Granted	90,761	$1.59	9.59	468,572	$4.99	9.52	135,678	$10.88	9.41
Exercised							(27,399)	$1.59	-
Expired							(1,350)	$5.57	-
Forfeited	-	-	-	(21,747)	$2.25	7.87	(18,619)	$8.62	-
Options outstanding at the end of the year	402,955	$1.59	8.55	849,780	$3.45	8.63	938,090	$4.47	7.89
Options exercisable at the end of the year	192,338	$1.59	9.59	297,420	$1.59	7.49	519,084	$2.53	6.74

Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The underlying data used for computing the fair value of the options are as follows:

	2017	2018
Value of one ordinary share	$24.37	$10.40
Dividend yield	0%	0%
Expected volatility	72.91 -76.63%	79.07%
Risk-free interest rate	1.91%-2.16%	2.86%
Expected term	10 years	10 years

Schedule of Stock Option Activity
The following table summarizes the number of options granted to non-employees under the Plan for the year ended December 31, 2018, and related information:

	Year ended December 31
	2017			2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	-	-	-	121,680	$5.12	9.54
Granted	121,680	$5.12	9.54	76,895	$11.21	9.24
Options outstanding at the end of the year	121,680	$5.12	9.54	198,575	$7.48	8.81
Options exercisable at the end of the year	7,614	$1.59	9.54	44,793	$4.59	8.54